Investments in Subsidiaries - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Disclosure of subsidiaries [line items]
Cash and cash equivalents subject to local exchange control regulations	¥ 7,000,000					¥ 7,000,000	¥ 7,000,000		¥ 5,500,000		$ 1,000,000
Contribution by non-controlling interests							20,787	$ 3,003	83,097	¥ 20,000
Suzhou reman [member]
Disclosure of subsidiaries [line items]
Net cash inflows from disposal of subsidiary							5,200	$ 800
Proceed received from disposal of subsidiary									235,900
Restricted cash received in proceeds from disposal of subsidiary									¥ 18,400
Guangxi Sky Cloud Technology Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Percent of shareholding in subsidiary						62.80%			76.40%
Contribution by non-controlling interests			¥ 1,100	$ 200
Guangxi Yuchai Marine and Genset Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Cash consideration	7,000					¥ 7,000	¥ 7,000				1,000
Percent of shareholding in subsidiary					71.40%		71.80%	71.80%	71.40%	76.40%
Contribution by non-controlling interests					¥ 82,900
Discount on acquisition of non-controlling interests	3,800	$ 600
Grace Star Services Ltd [Member]
Disclosure of subsidiaries [line items]
Cash consideration	400					¥ 400	¥ 400				$ 100
Percent of shareholding in subsidiary							50.40%	50.40%	50.20%
Discount on acquisition of non-controlling interests	¥ 600	$ 100